Mortgage-Backed Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity:
Estimated Fair Market Value	$ 545,761	$ 3,867,488
Mortgage-backed securities [Member]
Available for Sale:
Due after ten years, amortized cost	9,020,099
Due after ten years, estimated fair market value	9,170,390
Total available for sale, amortized cost	9,020,099
Total available for sale, estimated fair market value	9,170,390
Mortgage-backed securities [Member]
Held to Maturity:
Due after one year through five years, amortized cost	1,700
Due after one year through five years, estimated fair market value	1,819
Due after five years through ten years, amortized cost	8,650
Due after five years through ten years, estimated fair market value	9,203
Due after ten years, amortized cost	4,105,173
Due after ten years, estimated fair market value	4,357,401
Total held to maturity, amortized cost	4,115,523
Estimated Fair Market Value	$ 4,368,423